UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08846

Tributary Funds, Inc.

Tributary Capital Management, LLC
1620 Dodge Street
Omaha, Nebraska 68197

Karen Shaw, Treasurer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: March 31

Date of reporting period: October 1, 2017 – December 31, 2017

Item 1.  Schedule of Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2017 (Unaudited)

SHORT-INTERMEDIATE BOND FUND
Principal Amount	Security Description	Value

Non-U.S. Government Agency Asset-Backed Securities - 32.1%
Asset Backed Securities - 12.8%
$268,422	Ally Auto Receivables Trust, 1.53%, 04/15/19	$268,390
865,000	American Express Credit Account Master Trust, 1.85% (USD 1 Month LIBOR +0.37%), 12/15/21 (a)	868,200
319,338	AmeriCredit Automobile Receivables Trust, 1.92%, 11/08/19	319,299
1,205,000	Ascentium Equipment Receivables Trust, 2.29%, 06/10/21 (b)	1,201,045
342,984	Ascentium Equipment Receivables, LLC, 1.93%, 03/11/19 (b)	342,955
685,000	Ascentium Equipment Receivables, LLC, 5.92%, 06/12/23 (b)	687,185
1,215,000	Cabela's Credit Card Master Note Trust, 2.17%, 08/16/21 (b)	1,217,407
950,000	Eaton Vance CLO, Ltd., 2.56% (USD 3 Month LIBOR +1.20%), 07/15/26 (a)(b)	951,071
1,155,000	Ford Credit Floorplan Master Owner Trust A, 2.16%, 11/15/21	1,149,368
573,374	GreatAmerica Leasing Receivables Funding, LLC, 1.72%, 04/22/19 (b)	572,890
940,000	Magnetite IX, Ltd., 2.37% (USD 3 Month LIBOR +1.00%), 07/25/26 (a)(b)	942,163
1,668,000	Panhandle-Plains Higher Education Authority, Inc., 2.29% (USD 3 Month LIBOR +0.95%), 10/01/37 (a)	1,692,868
627,756	Preferred Term Securities XI Ltd / Preferred Term Securities XI, Inc., 2.25% (USD 3 Month LIBOR +0.65%), 09/24/33 (a)(b)	591,660
698,888	Preferred Term Securities XII, Ltd. / Preferred Term Securities XII, Inc., 2.30% (USD 3 Month LIBOR +0.70%), 12/24/33 (a)(b)	646,471
434,432	Preferred Term Securities XIV, Ltd. / Preferred Term Securities XIV, Inc., 2.08%(USD 3 Month LIBOR +0.48%), 06/24/34 (a)(b)	393,161
622,054	Preferred Term Securities XXIV, Ltd. / Preferred Term Securities XXIV, Inc., 1.89%(USD 3 Month LIBOR +0.30%), 03/22/37 (a)(b)	528,746
221,357	Santander Drive Auto Receivables Trust, 1.34%, 11/15/19	221,273
1,761,886	SLM Student Loan Trust, 3.02% (USD 3 Month LIBOR +1.65%), 07/25/22 (a)	1,806,288
1,178,150	SLM Student Loan Trust, 2.87% (USD 3 Month LIBOR +1.50%), 04/25/23 (a)	1,205,564
1,174,302	SLM Student Loan Trust, 3.07% (USD 3 Month LIBOR +1.70%), 07/25/23 (a)	1,211,388

Principal Amount	Security Description	Value

$1,275,992	SoFi Consumer Loan Program, LLC, 2.77%, 05/25/26 (b)	$1,276,455
774,929	SoFi Professional Loan Program, LLC, 1.75%, 07/25/40 (b)	771,792
850,000	Verizon Owner Trust, 1.42%, 01/20/21 (b)	844,412

		19,710,051
Non-Agency Commercial Mortgage Backed Securities - 9.7%
85,442	7 WTC Depositor LLC Trust REMIC, 4.08%, 03/13/31 (b)	85,801
1,937,297	Citigroup Commercial Mortgage Trust Interest Only REMIC, 1.81%, 09/10/45 (b)(c)	127,442
1,303,824	COMM Mortgage Trust Interest Only REMIC, 1.10%, 03/10/46 (c)	47,356
630,000	COMM Mortgage Trust REMIC, 3.39%, 08/10/47	650,068
1,265,000	Cosmopolitan Hotel Mortgage Trust REMIC, 2.31% (USD 1 Month LIBOR +0.93%), 11/15/36 (a)(b)	1,266,970
43,993	DBUBS Mortgage Trust Interest Only REMIC, 0.38%, 08/10/44 (b)(c)	445
540,000	FREMF Mortgage Trust REMIC, 4.16%, 09/25/44 (b)(c)	545,424
4,515,766	GS Mortgage Securities Trust Interest Only REMIC, 1.35%, 08/10/44 (b)(c)	175,691
929,389	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 2.67%, 01/15/46	932,461
527,270	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 4.11%, 07/15/46 (b)	529,114
95,368	JPMBB Commercial Mortgage Securities Trust REMIC, 1.25%, 02/15/47	95,153
821,329	JPMBB Commercial Mortgage Securities Trust REMIC, 1.63%, 05/15/48	816,893
609,265	Lehman Brothers Small Balance Commercial Mortgage Trust, 1.80% (USD 1 Month LIBOR +0.25%), 09/25/30 (a)(b)	604,833
650,000	LSTAR Commercial Mortgage Trust REMIC, 3.11%, 04/20/48 (b)(c)	651,310
1,097,121	LSTAR Commercial Mortgage Trust REMIC, 1.82%, 03/10/49 (b)	1,087,803
1,357,687	Morgan Stanley Bank of America Merrill Lynch Trust Interest Only REMIC, 1.01%, 12/15/48 (c)	55,331
1,000,000	Morgan Stanley Bank of America Merrill Lynch Trust REMIC, 3.48%, 06/15/47	1,028,491
568,005	WaMu Commercial Mortgage Securities Trust, 2.41%, 12/27/49 (b)(c)	568,625

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2017 (Unaudited)

Principal Amount	Security Description	Value

$445,109	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/15/45	$446,240
1,010,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.97%, 09/15/48	1,020,420
129,252	Wells Fargo-RBS Commercial Mortgage Trust Interest Only REMIC, 0.82%, 02/15/44 (b)(c)	2,813
892,329	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 4.00%, 03/15/44 (b)	901,100
435,753	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 4.39%, 06/15/44 (b)	442,454
72,736	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.70%, 03/15/45	72,688
1,317,225	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.30%, 06/15/45	1,318,872
86,163	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 1.12%, 03/15/46	85,850
1,200,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 3.65%, 12/15/46	1,233,402
62,081	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 1.23%, 03/15/47	61,962

		14,855,012
Non-Agency Residential Mortgage Backed Securities - 9.6%
554,005	Bayview Commercial Asset Trust REMIC, 2.42% (USD 1 Month LIBOR +0.87%), 12/25/33 (a)(b)	531,049
740,997	Bayview Commercial Asset Trust REMIC, 1.78% (USD 1 Month LIBOR +0.23%), 12/25/36 (a)(b)	708,441
1,060,000	Bayview Commercial Mortgage Pass-Through Trust REMIC, 2.12% (USD 1 Month LIBOR +0.57%), 04/25/36 (a)(b)	1,049,937
68,944	Bayview Financial Acquisition Trust REMIC, 6.21%, 05/28/37 (d)	70,958
1,096,661	Bayview Financial Acquisition Trust REMIC, 3.89% (USD 1 Month LIBOR +2.33%), 05/28/44 (a)	1,093,070
500,000	Bayview Financial Mortgage Pass-Through Trust REMIC, 2.96% (USD 1 Month LIBOR +1.40%), 04/28/39 (a)	498,875
49,424	Citicorp Residential Mortgage Trust REMIC, 5.37%, 07/25/36 (d)	49,376
29,509	Citicorp Residential Mortgage Trust REMIC, 5.37%, 07/25/36 (d)	30,051

Principal Amount	Security Description	Value

$203,273	Citicorp Residential Mortgage Trust REMIC, 5.53%, 09/25/36 (d)	$204,444
159,384	Citigroup Global Markets Mortgage Securities VII, Inc. REMIC, 6.93%, 08/25/28	161,444
203,839	Citigroup Mortgage Loan Trust REMIC, 4.00%, 01/25/35 (b)(c)	212,196
19,156	CitiMortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	19,231
9,427	Conseco Finance Corp., 7.30%, 09/15/26 (c)	9,438
1,111,727	Conseco Finance Corp. REMIC, 4.23% (USD 1 Month LIBOR +2.75%), 04/15/32 (a)	1,101,974
15,450	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	14,963
159,521	Credit-Based Asset Servicing and Securitization, LLC REMIC, 2.68% (USD 1 Month LIBOR +1.13%), 02/25/33 (a)	164,438
484,976	Credit-Based Asset Servicing and Securitization, LLC REMIC, 5.80%, 12/25/37 (b)(d)	497,607
709,438	Flagstar Mortgage Trust, 3.50%, 10/25/47 (a)(b)	717,059
654,354	Fremont Home Loan Trust REMIC, 2.42% (USD 1 Month LIBOR +0.87%), 11/25/34 (a)	631,535
89,074	Goldman Sachs Alternative Mortgage Products Trust REMIC, 2.20% (USD 1 Month LIBOR +0.65%), 03/25/34 (a)	89,143
953,050	Goldman Sachs Alternative Mortgage Products Trust REMIC, 2.05% (USD 1 Month LIBOR +0.50%), 05/25/36 (a)(b)	940,549
522,471	JP Morgan Mortgage Acquisition Trust REMIC, 1.78% (USD 1 Month LIBOR +0.23%), 07/25/36 (a)	521,741
120,479	Lehman ABS Manufactured Housing Contract Trust REMIC, 4.35%, 04/15/40	121,612
701,107	Long Beach Mortgage Loan Trust REMIC, 2.45% (USD 1 Month LIBOR +0.90%), 10/25/34 (a)	698,204
200,195	New Residential Mortgage Loan Trust REMIC, 3.75%, 05/28/52 (b)(c)	205,146
92,692	New Residential Mortgage Loan Trust REMIC, 3.75%, 11/25/54 (b)(c)	94,685
281,447	New Residential Mortgage Loan Trust REMIC, 3.75%, 08/25/55 (b)(c)	288,243
138,249	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 6.00%, 03/25/47 (d)	120,738

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2017 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value

$203,324	NovaStar Mortgage Funding Trust REMIC, 3.28% (USD 1 Month LIBOR +1.73%), 03/25/35 (a)	$203,830
511,478	Oakwood Mortgage Investors, Inc. REMIC, 1.87% (USD 1 Month LIBOR +0.38%), 03/15/18 (a)(b)	498,546
331,630	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates REMIC, 2.53% (USD 1 Month LIBOR +0.98%), 10/25/34 (a)	332,806
43,711	Renaissance Home Equity Loan Trust REMIC, 4.88%, 02/25/35 (d)	43,872
24,768	Residential Accredit Loans, Inc. Trust REMIC, 11.91% (USD 1 Month LIBOR *-1.8333+14.76%),03/25/18(a)	25,063
41,017	Residential Accredit Loans, Inc. Trust REMIC, 6.00%, 10/25/34	41,791
70,445	Residential Accredit Loans, Inc. Trust REMIC, 5.50%, 02/25/35	69,278
280,964	Residential Asset Mortgage Products, Inc. Trust REMIC, 2.32% (USD 1 Month LIBOR +0.77%), 06/25/35 (a)	281,028
57,748	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31 (c)	60,126
35,753	Residential Asset Securities Corp. Trust REMIC, 3.87%, 05/25/33 (c)	36,006
42,731	Residential Asset Securities Corp. Trust REMIC, 4.54%, 12/25/33 (c)	43,606
42,164	Residential Asset Securitization Trust REMIC, 3.75%, 10/25/18	42,089
816,662	Sequoia Mortgage Trust, 3.50%, 10/25/47 (b)(c)	824,464
322,661	Towd Point Mortgage Trust REMIC, 3.50%, 02/25/55 (b)(c)	327,308
563,113	Towd Point Mortgage Trust REMIC, 2.75%, 04/25/57 (b)(c)	562,608
557,747	Truman Capital Mortgage Loan Trust REMIC, 1.98% (USD 1 Month LIBOR +0.43%), 03/25/37 (a)(b)	555,215

		14,793,783

Total Non-U.S. Government Agency Asset-Backed Securities (Cost $49,104,208)	49,358,846

Corporate Bonds - 29.2%
Consumer Discretionary - 4.2%
760,000	AMC Networks, Inc., 4.75%, 12/15/22	776,150
1,469,000	CBS Corp., 3.38%, 03/01/22	1,491,195
380,000	Hanesbrands, Inc., 4.63%, 05/15/24 (b)	387,600
380,000	Hilton Worldwide Finance, LLC / Hilton Worldwide Finance Corp., 4.63%, 04/01/25	390,450
725,000	Levi Strauss & Co., 5.00%, 05/01/25	755,812
1,460,000	Newell Brands, Inc., 3.15%, 04/01/21	1,476,199

Principal Amount	Security Description	Value

$722,000	PVH Corp., 4.50%, 12/15/22	$738,101
470,000	The Goodyear Tire & Rubber Co., 5.13%, 11/15/23	490,393

		6,505,900
Consumer Staples - 2.4%
845,000	Anheuser-Busch InBev Finance, Inc., 3.30%, 02/01/23	864,563
665,000	Church & Dwight Co., Inc., 2.45%, 12/15/19	666,888
1,011,000	Church & Dwight Co., Inc., 2.88%, 10/01/22	1,012,057
119,000	Kraft Heinz Foods Co., 4.88%, 02/15/25 (b)	126,150
395,000	Land O'Lakes Capital Trust I, 7.45%, 03/15/28 (b)	460,175
475,000	PepsiCo., Inc., 1.50%, 02/22/19	472,795

		3,602,628
Financials - 14.4%
730,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.95%, 02/01/22	752,287
1,410,000	American Honda Finance Corp., 1.60%, 02/16/18 (b)	1,409,219
1,575,000	Bank of America Corp., MTN, 5.65%, 05/01/18	1,593,792
1,486,000	CBRE Services, Inc., 5.00%, 03/15/23	1,528,085
1,229,000	Chubb INA Holdings, Inc., 2.30%, 11/03/20	1,226,952
1,680,000	Citigroup, Inc., 2.55%, 04/08/19	1,685,797
1,454,000	JPMorgan Chase & Co., Series 1, 7.90% (USD 3 Month LIBOR +3.47%), (callable at 100 beginning 04/30/18) (a)(e)	1,472,175
1,535,000	KeyCorp, MTN, 2.90%, 09/15/20	1,549,256
1,655,000	Metropolitan Life Global Funding I, 2.30%, 04/10/19 (b)	1,657,166
1,510,000	Morgan Stanley, MTN, 2.63%, 11/17/21	1,502,951
1,480,000	Prudential Financial, Inc., MTN, 5.38%, 06/21/20	1,584,698
1,455,000	Regions Financial Corp., 3.20%, 02/08/21	1,480,275
1,525,000	The Goldman Sachs Group, Inc., 2.48% (USD 3 Month LIBOR +1.11%), 04/26/22 (a)	1,542,737
1,410,000	The Hartford Financial Services Group, Inc., 5.50%, 03/30/20	1,502,710
1,610,000	Wells Fargo & Co., Series K, 7.98% (USD 3 Month LIBOR +3.77%), (callable at 100 beginning 03/15/18) (a)(e)	1,636,082

		22,124,182

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2017 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value

Health Care - 0.8%
$1,283,000	Becton Dickinson and Co., 2.68%, 12/15/19	$1,287,481

Industrials - 3.6%
1,479,000	Burlington Northern Santa Fe, LLC, 5.75%, 03/15/18	1,490,091
290,000	General Electric Co., MTN, 1.66% (USD 3 Month LIBOR +0.27%, 08/07/18 (a)	290,291
670,000	Huntington Ingalls Industries, Inc., 5.00%, 11/15/25 (b)	716,900
1,495,000	Roper Technologies, Inc., 2.80%, 12/15/21	1,497,467
1,445,000	Textron, Inc., 3.65%, 03/01/21	1,486,695

		5,481,444
Information Technology - 2.1%
1,600,000	eBay, Inc., 2.75%, 01/30/23	1,584,183
1,587,000	QUALCOMM, Inc., 3.00%, 05/20/22	1,588,251

		3,172,434
Telecommunication Services - 1.0%
1,512,000	Verizon Communications, Inc., 2.95%, 03/15/22	1,521,027

Utilities - 0.7%
1,060,000	PacifiCorp, 5.50%, 01/15/19	1,096,317

Total Corporate Bonds (Cost $44,960,960)	44,791,413

Government & Agency Obligations - 36.8%
GOVERNMENT SECURITIES - 30.6%
Municipals - 0.1%
245,000	North Carolina Housing Finance Agency, North Carolina RB, 2.34%, 01/01/19	243,915

U.S. Treasury Securities - 30.5%
4,250,000	U.S. Treasury Note, 2.63%, 04/30/18	4,266,577
5,320,000	U.S. Treasury Note, 1.25%, 01/31/19	5,286,535
28,525,000	U.S. Treasury Note, 2.00%, 02/28/21	28,506,204
9,030,000	U.S. Treasury Note, 1.63%, 11/15/22	8,798,833

		46,858,149

U.S. GOVERNMENT MORTGAGE BACKED-SECURITIES - 6.2%
Federal Home Loan Mortgage Corp. - 3.3%
481,194	Federal Home Loan Mortgage Corp. Interest Only REMIC, 4.00%, 11/15/43	78,272
302,263	Federal Home Loan Mortgage Corp. Interest Only REMIC, 4.00%, 08/15/45	57,546
742,566	Federal Home Loan Mortgage Corp. Interest Only REMIC, 4.00%, 09/15/45	144,751

Principal Amount	Security Description	Value

$66,198	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/20	$67,124
476,165	Federal Home Loan Mortgage Corp. REMIC, 2.25%, 03/15/30	474,920
769,620	Federal Home Loan Mortgage Corp. REMIC, 3.00%, 04/15/37	778,944
1,065,276	Federal Home Loan Mortgage Corp. REMIC, 3.00%, 09/15/37	1,079,287
733,091	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 06/15/50	753,796
633,191	Federal Whole Loan Securities Trust, 3.50%, 05/25/47	640,526
993,285	FRESB Mortgage Trust, 2.16%, 04/25/22 (c)	983,316

		5,058,482
Federal National Mortgage Association - 1.3%
585,791	Federal National Mortgage Association, 3.00%, 10/01/26	598,423
2,836,200	Federal National Mortgage Association Interest Only, 0.30%, 01/25/22 (c)	31,420
2,476,868	Federal National Mortgage Association Interest Only, 0.70%, 02/25/22 (c)	56,014
3,159,601	Federal National Mortgage Association Interest Only, 0.56%, 07/25/22 (c)	65,871
1,076,034	Federal National Mortgage Association Interest Only, 2.70%, 01/25/39 (c)	122,146
5,224	Federal National Mortgage Association Interest Only REMIC, 5.00%,03/25/39	8
29,316	Federal National Mortgage Association REMIC, 4.00%, 07/25/21	29,636
117,516	Federal National Mortgage Association REMIC, 4.00%, 02/25/26	120,655
103,845	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	103,856
403,607	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	400,628
445,304	Federal National Mortgage Association REMIC, 3.50%, 05/25/41	456,458

		1,985,115
Government National Mortgage Association - 1.6%
154,881	Government National Mortgage Association, 4.74%, 06/20/61 (c)	157,072
674,931	Government National Mortgage Association REMIC, 2.67%, 02/16/44	677,372
1,560,000	Government National Mortgage Association REMIC, 3.25%, 11/16/52(c)	1,557,832

		2,392,276
Small Business Administration Participation Certificates - 0.0%
67,990	U.S. Small Business Administration, Series 98-B, 6.15%, 02/01/18	68,209

Total Government & Agency Obligations (Cost $57,112,396)	56,606,146

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2017 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Shares	Security Description	Value

Preferred Stocks - 0.3%
Financials - 0.3%
550	U.S. Bancorp., Series A, 3.50% (USD 3 Month LIBOR +1.02%), (callable at 1,000 beginning on 01/29/18) (a)(e)	$481,250

Total Preferred Stocks (Cost $564,327)	481,250

Short-Term Investments - 2.2%
Investment Company - 2.2%
3,401,842	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.18% (f)	3,401,842

Total Short-Term Investments (Cost $3,401,842)	3,401,842

Total Investments - 100.6% (Cost $155,143,733)	154,639,497

Other liabilities in excess of assets – (0.6)%	(882,019)
NET ASSETS – 100.0%	$153,757,478

(a)	Floating rate security. Rate presented is as of December 31, 2017.
(b)
144A Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds' Board of Directors. As of December 31, 2017, the aggregate value of these liquid securities amounted to $30,727,501 or 20.0% of net assets.

(c)	Adjustable or variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate presented is as of December 31, 2017.
(d)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December 31, 2017.
(e)	Perpetual maturity security.
(f)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2017.

ABS	Asset Backed Security
AMBAC	AMBAC Indemnity Corp.
CLO	Collateralized Loan Obligation
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MTN	Medium Term Note
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2017 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value

Non-U.S. Government Agency Asset-Backed Securities – 25.2%
Asset Backed Securities - 8.0%
$1,455,000	Cabela's Credit Card Master Note Trust, 2.71%, 02/17/26 (a)	$1,462,569
1,150,000	Eaton Vance CLO, Ltd., 2.56% (USD 3 Month LIBOR +1.20%), 07/15/26 (a)(b)	1,151,296
1,475,000	Ford Credit Floorplan Master Owner Trust A, 2.16%, 11/15/21	1,467,808
1,300,000	Magnetite IX CLO, Ltd., 2.37% (USD 3 Month LIBOR +1.00%), 07/25/26 (a)(b)	1,302,991
386,505	Preferred Term Securities XI, Ltd/Preferred Term Securities XI, Inc., 2.25% (USD 3 Month LIBOR +0.65%), 09/24/33 (a)(b)	364,281
1,035,342	Preferred Term Securities XII, Ltd./Preferred Term Securities XII, Inc., 2.30% (USD 3 Month LIBOR +0.70%), 12/24/33 (a)(b)	957,692
434,432	Preferred Term Securities XIV, Ltd./Preferred Term Securities XIV, Inc., 2.08% (USD 3 Month LIBOR +0.48%), 06/24/34 (a)(b)	393,161
870,792	Preferred Term Securities XXI, Ltd./Preferred Term Securities XXI, Inc., 2.24% (USD 3 Month LIBOR +0.65%), 03/22/38 (a)(b)	592,139
668,476	Preferred Term Securities XXIV, Ltd./Preferred Term Securities XXIV, Inc., 1.89% (USD 3 Month LIBOR +0.30%), 03/22/37 (a)(b)	568,204
71,858	Santander Drive Auto Receivables Trust, 1.34%, 11/15/19	71,831
2,383,266	SLM Student Loan Trust, 3.02% (USD 3 Month LIBOR +1.65%), 07/25/22 (b)	2,443,327
818,792	SLM Student Loan Trust, 2.87% (USD 3 Month LIBOR +1.50%), 04/25/23 (b)	837,844
826,752	Sofi Consumer Loan Program, LLC, 2.77%, 05/25/26 (a)	827,052
837,437	SoFi Consumer Loan Program, LLC, 2.50%, 05/26/26 (a)	834,689
1,315,000	SoFi Professional Loan Program, LLC, 2.34%, 04/25/33 (a)	1,293,463
1,230,000	SoFi Professional Loan Program, LLC, 2.49%, 01/25/36 (a)	1,217,628

		15,785,975
Non-Agency Commercial Mortgage Backed Securities - 6.6%
$178,343	7 WTC Depositor, LLC Trust, 4.08%, 03/13/31 (a)	$179,093
1,200,000	American Tower Trust #1, 3.07%, 03/15/23 (a)	1,213,263

Principal Amount	Security Description	Value

$590,000	CFCRE Commercial Mortgage Trust REMIC, 3.83%, 12/15/47	$609,282
2,940,789	Citigroup Commercial Mortgage Trust Interest Only REMIC, 1.81%, 09/10/45 (a)(c)	193,455
1,303,824	COMM Mortgage Trust Interest Only REMIC, 1.10%, 03/10/46 (c)	47,356
1,620,000	Cosmopolitan Hotel Mortgage Trust REMIC, 2.31% (USD 1 Month LIBOR +0.93%), 11/15/36 (a)(b)	1,622,523
829,723	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.74%, 05/15/36 (a)(c)	845,849
43,993	DBUBS Mortgage Trust Interest Only REMIC, 0.38%, 08/10/44 (a)(c)	445
735,000	FREMF Mortgage Trust REMIC, 4.16%, 09/25/44 (a)(c)	742,383
6,839,927	Goldman Sachs Mortgage Securities Trust Interest Only REMIC, 1.35%, 08/10/44 (a)(c)	266,116
1,000,515	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 2.67%, 01/15/46	1,003,823
753,243	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 4.11%, 07/15/46 (a)	755,877
552,765	JPMBB Commercial Mortgage Securities Trust REMIC, 2.42%, 07/15/45	553,150
1,250,000	LSTAR Commercial Mortgage Trust, 3.11%, 04/20/48 (a)(c)	1,252,519
127,785	WaMu Commercial Mortgage Securities Trust, 2.41%, 12/27/49 (a)(c)	127,925
914,366	Wells Fargo Commercial Mortgage Trust Interest Only REMIC, 1.80%, 10/15/45 (a)(c)	63,106
848,281	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/15/45	850,435
600,123	Wells Fargo-RBS Commercial Mortgage Trust Interest Only REMIC, 1.96%, 11/15/45 (a)(c)	42,412
995,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.63%, 03/15/45	1,000,088
1,735,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 3.65%, 12/15/46	1,783,293

		13,152,393

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2017 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value

Non-Agency Residential Mortgage Backed Securities - 10.6%
$655,735	Bayview Commercial Asset Trust REMIC, 2.42% (USD 1 Month LIBOR +0.87%), 12/25/33 (a)(b)	$628,563
987,996	Bayview Commercial Asset Trust REMIC, 1.78% (USD 1 Month LIBOR +0.23%), 12/25/36 (a)(b)	944,588
597,435	Bayview Financial Acquisition Trust REMIC, 3.89% (USD 1 Month LIBOR +2.33%), 05/28/44 (b)	595,478
811,199	Bayview Financial Mortgage Pass-Through Certificates REMIC, 3.44% (USD 1 Month LIBOR +1.88%), 08/28/44 (b)	809,302
480	Bayview Financial Mortgage Pass-Through Trust REMIC, 5.70%, 02/28/41 (d)	558
560,000	Bayview Financial Mortgage Pass-Through Trust, REMIC, 2.96% (USD 1 Month LIBOR +1.40%), 04/28/39 (b)	558,740
53,643	Citicorp Residential Mortgage Trust REMIC, 5.37%, 07/25/36 (d)	53,591
35,365	Citicorp Residential Mortgage Trust REMIC, 5.37%, 07/25/36 (d)	36,014
365,728	Citicorp Residential Mortgage Trust REMIC, 5.53%, 09/25/36 (d)	367,836
536,742	Citigroup Global Markets Mortgage Securities VII, Inc. REMIC, 6.93%, 08/25/28	543,679
268,480	Citigroup Mortgage Loan Trust REMIC, 6.50%, 07/25/34	302,498
1,406,990	Citigroup Mortgage Loan Trust REMIC, 4.00%, 01/25/35 (a)(c)	1,464,672
28,277	CitiMortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	28,388
14,755	Conseco Financial Corp., 7.30%, 09/15/26 (c)	14,773
15,450	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	14,963
49,793	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.75%, 04/25/33	51,158
159,521	Credit-Based Asset Servicing and Securitization, LLC REMIC, 2.68% (USD 1 Month LIBOR +1.13%), 02/25/33 (b)	164,438
433,926	Credit-Based Asset Servicing and Securitization, LLC REMIC, 5.80%, 12/25/37 (a)(d)	445,227
901,314	CSMLT Trust, 3.00%, 10/25/30 (a)(c)	899,096
933,220	Flagstar Mortgage Trust, 3.50%, 10/25/47 (a)(c)	943,245

Principal Amount	Security Description	Value

$463,501	Fremont Home Loan Trust, 2.42% (USD 1 Month LIBOR +0.87%), 11/25/34 (b)	$447,337
61,667	Goldman Sachs Alternative Mortgage Products Trust REMIC, 2.20% (USD 1 Month LIBOR +0.50%), 03/25/34 (b)	61,715
686,990	Goldman Sachs Alternative Mortgage Products Trust REMIC, 2.05% (USD 1 Month LIBOR +0.50%), 05/25/36 (a)(b)	677,979
419,697	Greenpoint Manufactured Housing, 7.27%, 06/15/29	429,399
534,910	JP Morgan Mortgage Acquisition Trust REMIC, 1.78% (USD 1 Month LIBOR +0.23%), 07/25/36 (b)	534,164
980,000	JP Morgan Mortgage Trust, 3.50%, 12/25/48 (a)(c)	993,467
176,287	Lehman ABS Manufactured Housing Contract Trust REMIC, 4.35%, 04/15/40	177,945
829,169	Mill City Mortgage Loan Trust, 2.75%, 11/25/58 (a)(c)	829,249
509,587	New Residential Mortgage Loan Trust REMIC, 3.75%, 05/28/52 (a)(c)	522,190
511,244	New Residential Mortgage Loan Trust REMIC, 3.75%, 11/25/54 (a)(c)	522,237
1,003,028	New Residential Mortgage Loan Trust REMIC, 3.75%, 08/25/55 (a)(c)	1,027,250
149,770	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 6.00%, 03/25/47 (d)	130,799
241,084	NovaStar Mortgage Funding Trust REMIC, 3.28% (USD 1 Month LIBOR +1.73%), 03/25/35 (b)	241,684
72,852	Renaissance Home Equity Loan Trust REMIC, 4.88%, 02/25/35 (d)	73,119
29,079	Residential Accredit Loans, Inc. Trust REMIC, 11.91% (USD 1 Month LIBOR * -1.8333+14.76%), 03/25/18 (b)	29,426
202,551	Residential Accredit Loans, Inc. Trust REMIC, 6.00%, 10/25/34	206,373
47,455	Residential Accredit Loans, Inc. Trust REMIC, 5.50%, 02/25/35	46,668
287,575	Residential Asset Mortgage Products, Inc. Trust REMIC, 2.32% (USD 1 Month LIBOR +0.77%), 06/25/35 (b)	287,641
48,508	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31 (c)	50,506
54,108	Residential Asset Securities Corp. Trust REMIC, 4.54%, 12/25/33 (c)	55,216
1,087,735	Sequoia Mortgage Trust REMIC, 3.00%, 11/25/30 (a)(c)	1,097,365

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2017 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value

$1,250,370	Sequoia Mortgage Trust REMIC, 3.50%, 10/25/47 (a)(c)	$1,262,315
1,004,876	Towd Point Mortgage Trust REMIC, 3.50%, 02/25/55 (a)(c)	1,019,348
721,006	Towd Point Mortgage Trust REMIC, 2.75%, 10/25/56 (a)(c)	720,000
785,740	Towd Point Mortgage Trust REMIC, 2.75%, 04/25/57 (a)(c)	785,034

		21,095,233

Total Non-U.S. Government Agency Asset-Backed Securities (Cost $50,153,823)	50,033,600

Corporate Bonds - 29.6%
Consumer Discretionary - 7.4%
1,059,000	AMC Networks, Inc., 4.75%, 12/15/22	1,081,504
1,315,000	CBS Corp., 4.00%, 01/15/26	1,343,581
1,315,000	Comcast Corp., Class A, 3.30%, 02/01/27	1,341,190
1,179,000	Dollar General Corp., 3.25%, 04/15/23	1,194,730
700,000	Hanesbrands, Inc., 4.63%, 05/15/24 (a)	714,000
580,000	Hilton Worldwide Finance, LLC / Hilton Worldwide Finance Corp., 4.63%, 04/01/25	595,950
1,060,000	Levi Strauss & Co., 5.00%, 05/01/25	1,105,050
615,000	Newell Brands, Inc., 4.00%, 06/15/22	636,666
320,000	Newell Brands, Inc., 4.00%, 12/01/24	332,233
410,000	Newell Brands, Inc., 4.20%, 04/01/26	428,101
1,340,000	NIKE, Inc., 3.88%, 11/01/45	1,401,909
1,030,000	PVH Corp., 4.50%, 12/15/22	1,052,969
860,000	The Goodyear Tire & Rubber Co., 5.13%, 11/15/23	897,315
1,320,000	The Walt Disney Co., Class E, 4.13%, 12/01/41	1,419,878
1,065,000	Whirlpool Corp., 4.70%, 06/01/22	1,142,014

		14,687,090
Consumer Staples - 2.8%
1,295,000	Anheuser-Busch InBev Finance, Inc., 3.30%, 02/01/23	1,324,982
1,165,000	Church & Dwight Co., Inc., 2.88%, 10/01/22	1,166,218
165,000	Kraft Heinz Foods Co., 4.88%, 02/15/25 (a)	174,914
530,000	Land O'Lakes Capital Trust I, 7.45%, 03/15/28 (a)	617,450
1,112,000	PepsiCo, Inc., 4.88%, 11/01/40	1,337,753
770,000	Wal-Mart Stores, Inc., 3.63%, 12/15/47	805,867

		5,427,184
Energy - 1.5%
805,000	Anadarko Petroleum Corp., 3.45%, 07/15/24	801,498

Principal Amount	Security Description	Value

$1,050,000	EOG Resources, Inc., 4.15%, 01/15/26	$1,117,241
768,000	Tosco Corp., 8.13%, 02/15/30	1,091,339

		3,010,078
Financials - 11.0%
1,001,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.95%, 02/01/22	1,031,560
407,781	Altitude Investments 16, LLC, 2.49%, 03/14/26	406,737
390,000	American Honda Finance Corp., 1.60%, 02/16/18 (a)	389,784
1,281,000	Bank of America Corp., MTN, 4.13%, 01/22/24	1,362,146
1,345,000	CBRE Services, Inc., 5.00%, 03/15/23	1,383,092
1,275,000	Citigroup, Inc., 3.89% (USD 3 Month LIBOR +1.56%), 01/10/28 (b)	1,319,361
1,266,000	CME Group, Inc., 3.00%, 03/15/25	1,280,110
494,000	Crown Castle International Corp., 4.88%, 04/15/22	529,685
1,265,000	JPMorgan Chase & Co., Series 1, 7.90% (USD 3 Month LIBOR +3.47%), (callable at 100 beginning 04/30/18) (b)(e)	1,280,812
1,280,000	KeyCorp, MTN, 2.90%, 09/15/20	1,291,888
1,135,000	Metropolitan Life Global Funding I, 2.30%, 04/10/19 (a)	1,136,486
1,295,000	Morgan Stanley, GMTN, 3.75%, 02/25/23	1,341,896
1,195,000	Prudential Financial, Inc., MTN, Series D, 7.38%, 06/15/19	1,283,123
1,180,000	Regions Financial Corp., 3.20%, 02/08/21	1,200,498
1,097,000	The Chubb Corp., 6.80%, 11/15/31	1,463,939
1,205,000	The Goldman Sachs Group, Inc., 3.85%, 01/26/27	1,236,808
1,229,000	The Hartford Financial Services Group, Inc., 5.50%, 03/30/20	1,309,808
1,145,000	US Bancorp., Series J, 5.30% (USD 3 Month LIBOR +2.91%), (callable at 100 beginning 04/15/27) (b)(e)	1,239,520
1,214,000	Wells Fargo & Co., Series K, 7.98% (USD 3 Month LIBOR +3.77%), (callable at 100 beginning 03/15/18) (b)(e)	1,233,667

		21,720,920
Health Care - 0.3%
634,000	Becton Dickinson and Co., 3.73%, 12/15/24	649,199

Industrials - 1.8%
1,190,000	Burlington Northern Santa Fe, LLC, 4.55%, 09/01/44	1,361,276

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2017 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value

$940,000	Huntington Ingalls Industries, Inc., 5.00%, 11/15/25 (a)	$1,005,800
1,198,000	Textron, Inc., 3.65%, 03/01/21	1,232,568

		3,599,644
Information Technology - 1.9%
1,100,000	eBay, Inc., 3.60%, 06/05/27	1,090,086
1,080,000	Oracle Corp., 5.38%, 07/15/40	1,364,399
1,385,000	QUALCOMM, Inc., 3.25%, 05/20/27	1,351,903

		3,806,388
Materials - 0.9%
405,000	Martin Marietta Materials, Inc., 6.60%, 04/15/18	410,233
1,294,000	The Mosaic Co., 5.45%, 11/15/33	1,408,407

		1,818,640
Telecommunication Services - 1.3%
1,205,000	AT&T, Inc., 5.15%, 03/15/42	1,249,299
1,244,000	Verizon Communications, Inc., 4.27%, 01/15/36	1,236,675

		2,485,974
Utilities - 0.7%
1,024,000	PacifiCorp, 6.25%, 10/15/37	1,398,313

Total Corporate Bonds (Cost $57,370,222)	58,603,430

Government & Agency Obligations – 42.9%
GOVERNMENT SECURITIES - 16.6%
Municipals - 1.8%
433,694	Florida Housing Finance Corp., Series A, Florida RB, 3.00%, 01/01/36	429,279
325,000	Montana Board of Housing, Series A-2, Montana RB, 2.38%, 06/01/20	326,664
530,000	New York City Transitional Finance Authority Future Tax Secured Revenue, New York RB, 5.77%, 08/01/36	665,394
340,000	New York City Water & Sewer System, New York RB, 5.72%, 06/15/42	460,846
225,000	State of Connecticut, Connecticut GO, 4.95%, 12/01/20	235,715
225,000	State of Connecticut, Connecticut GO, 5.63%, 12/01/29	260,431
240,000	University of Michigan, Series D, Michigan RB, 6.01%, 04/01/25	251,335
350,000	University of Nebraska, Series B2, Nebraska RB, 5.70%, 07/01/29	357,630
410,000	West Haymarket Joint Public Agency, Nebraska GO, 6.00%, 12/15/39	519,400

		3,506,694
Treasury Inflation Index Securities – 0.6%
896,287	U.S. Treasury Inflation Indexed Bond, 1.75%, 01/15/28 (f)	993,219
326,656	U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/22 (f)	325,738

		1,318,957

Principal Amount	Security Description	Value

U.S. Treasury Securities - 14.2%
$3,860,000	U.S. Treasury Bond, 5.38%, 02/15/31	$5,126,718
1,965,000	U.S. Treasury Bond, 4.75%, 02/15/37	2,615,867
10,840,000	U.S. Treasury Bond, 3.63%, 08/15/43	12,638,526
1,135,000	U.S. Treasury Note, 2.00%, 02/28/21	1,134,252
2,210,000	U.S. Treasury Note, 1.63%, 11/15/22	2,153,424
4,530,000	U.S. Treasury Note, 2.13%, 05/15/25	4,459,670

		28,128,457

U.S. GOVERNMENT MORTGAGE BACKED-SECURITIES – 26.3%
Federal Home Loan Mortgage Corp. – 10.9%
49,376	Federal Home Loan Mortgage Corp., 3.50%, 12/01/26	51,054
580,279	Federal Home Loan Mortgage Corp., 4.50%, 11/01/30	619,085
495,543	Federal Home Loan Mortgage Corp., 4.50%, 08/01/31	528,682
903,886	Federal Home Loan Mortgage Corp., 4.50%, 01/01/41	964,788
2,462,736	Federal Home Loan Mortgage Corp., 3.00%, 07/01/43	2,479,048
2,311,812	Federal Home Loan Mortgage Corp., 4.00%, 12/01/45	2,443,605
1,368,513	Federal Home Loan Mortgage Corp., 4.00%, 10/01/44	1,444,551
1,827,855	Federal Home Loan Mortgage Corp. Interest Only REMIC, 4.00%, 09/15/45	356,310
2,836,087	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Interest Only, 1.96%, 08/25/18 (c)	17,682
10,612,496	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Interest Only, 1.46%, 01/25/19 (c)	123,916
52,605	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 04/15/19	52,742
502,924	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 06/15/21	511,416
496,836	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 06/15/37	509,205
960,000	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 06/15/37	977,162
435,450	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/39	452,284
1,145,730	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/40	1,192,702
691,402	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 04/15/41	717,896
1,470,489	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 07/15/42	1,510,581
393,249	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 11/15/42	402,611

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2017 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value

$872,159	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/43	$909,821
2,041,063	Federal Home Loan Mortgage Corp. REMIC, 3.00%, 01/15/55	2,093,660
944,264	Seasoned Credit Risk Transfer Trust, 2.25%, 07/25/56 (d)	948,210
2,090,000	Seasoned Credit Risk Transfer Trust, 4.50%, 06/25/57 (g)	2,223,237

		21,530,248
Federal National Mortgage Association - 14.6%
1,927	Federal National Mortgage Association, 4.50%, 12/01/18	1,959
483,811	Federal National Mortgage Association, 4.16%, 08/01/21	503,933
99,053	Federal National Mortgage Association, 7.50%, 08/01/22	103,466
47,701	Federal National Mortgage Association, 4.00%, 06/01/24	49,544
82,494	Federal National Mortgage Association, 4.00%, 10/01/24	85,446
1,605,938	Federal National Mortgage Association, 3.41%, 02/01/27	1,661,724
2,273,431	Federal National Mortgage Association, 3.31%, 01/01/33	2,262,308
1,096,625	Federal National Mortgage Association, 5.80%, 12/01/33	1,130,101
258,671	Federal National Mortgage Association, 5.00%, 08/01/34	280,303
18,206	Federal National Mortgage Association, 5.50%, 08/01/37	19,933
84,222	Federal National Mortgage Association, 6.00%, 09/01/38	95,242
174,518	Federal National Mortgage Association, 4.50%, 06/01/39	188,657
380,470	Federal National Mortgage Association, 4.50%, 01/01/40	413,481
241,268	Federal National Mortgage Association, 4.50%, 12/01/40	258,629
830,034	Federal National Mortgage Association, 4.00%, 04/01/41	879,902
253,809	Federal National Mortgage Association, 4.00%, 02/01/42	269,632
890,640	Federal National Mortgage Association, 3.00%, 07/01/43	895,971
1,241,017	Federal National Mortgage Association, 4.00%, 10/01/43	1,308,856
1,370,501	Federal National Mortgage Association, 4.50%, 08/01/44	1,481,990
2,416,573	Federal National Mortgage Association, 4.00%, 11/01/44	2,551,205
945,770	Federal National Mortgage Association, 3.50%, 06/01/45	966,305
3,876,582	Federal National Mortgage Association, 4.00%, 04/01/46	4,057,911

Principal Amount	Security Description	Value

$1,935,641	Federal National Mortgage Association Interest Only, 0.70%, 02/25/22 (c)	$43,774
4,563,869	Federal National Mortgage Association Interest Only, 0.56%, 07/25/22 (c)	95,147
1,671,286	Federal National Mortgage Association Interest Only, 2.70%, 01/25/39 (c)	189,716
341,959	Federal National Mortgage Association REMIC, 5.00%, 02/25/32	373,930
582,462	Federal National Mortgage Association REMIC, 4.00%, 01/25/33	614,077
102,478	Federal National Mortgage Association REMIC, 5.50%, 08/25/34	103,477
206,879	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	206,901
955,000	Federal National Mortgage Association REMIC, 4.00%, 11/25/37	1,020,869
880,354	Federal National Mortgage Association REMIC, 4.00%, 07/25/39	888,616
825,559	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	819,467
1,447,880	Federal National Mortgage Association REMIC, 1.50%, 01/25/40	1,411,100
402,629	Federal National Mortgage Association REMIC, 3.50%, 05/25/41	412,714
1,599,532	Federal National Mortgage Association REMIC, 3.00%, 08/25/43	1,609,770
1,700,911	Federal National Mortgage Association REMIC, 3.00%, 08/25/45	1,717,728

		28,973,784
Government National Mortgage Association - 0.7%
1,085,749	Government National Mortgage Association, 3.00%, 03/20/43	1,098,440
309,763	Government National Mortgage Association REMIC, 4.74%, 06/20/61 (c)	314,145

		1,412,585
Small Business Administration Participation Certificates - 0.1%
156,032	Small Business Administration Participation Certificates, 2.88%, 09/10/21	158,645

Total Government & Agency Obligations (Cost $84,411,679)	85,029,370

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2017 (Unaudited)

INCOME FUND

Shares	Security Description	Value

Investment Company - 0.7%
146,117	Federated Institutional High-Yield Bond Fund, Institutional Shares	$1,461,170

Total Investment Company (Cost $1,339,013)	1,461,170

Short-Term Investments - 1.2%
Investment Company - 1.2%
2,258,086	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.18% (h)	2,258,086
Total Short-Term Investments (Cost $2,258,086)		2,258,086

Total Investments - 99.6% (Cost $195,532,823)	197,385,656

Other assets in excess of liabilities – 0.4%	731,284
NET ASSETS – 100.0%	$198,116,940

(a)
144A Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds' Board of Directors. As of December 31, 2017, the aggregate value of these liquid securities amounted to $37,090,390 or 18.7% of net assets.

(b)	Floating rate security. Rate presented is as of December 31, 2017.
(c)	Adjustable or variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate presented is as of December 31, 2017.
(d)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December 31, 2017.
(e)	Perpetual maturity security.
(f)	U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $2,223,237 or 1.1% of net assets.
(h)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2017.

ABS	Asset Backed Security
AMBAC	AMBAC Indemnity Corp.
CLO	Collateralized Loan Obligation
GMTN	Global Medium Term Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MTN	Medium Term Note
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2017 (Unaudited)

NEBRASKA TAX-FREE FUND

Principal Amount	Security Description	Value

Government & Agency Obligations - 97.8%
GOVERNMENT SECURITIES - 97.8%
Municipals - 97.8%
Iowa – 0.3%
$125,000	Xenia Rural Water District, Iowa RB, 2.00%, 12/01/18	$125,201
100,000	Xenia Rural Water District, Iowa RB, 3.00%, 12/01/20	102,642
		227,843
Nebraska – 96.8%
210,000	Cass County Sanitary & Improvement District No. 1, Nebraska GO, 2.30%, 10/15/23	203,711
185,000	Cass County Sanitary & Improvement District No. 1, Nebraska GO, 2.40%, 10/15/24	179,474
250,000	Cass County School District No. 56 Conestoga, Nebraska GO, 1.20%, 12/15/19	247,133
100,000	Cass County School District No. 56 Conestoga, Nebraska GO, 1.30%, 12/15/20	98,565
500,000	City of Bellevue NE, Nebraska GO, 1.65%, 12/15/20	499,710
215,000	City of Blair NE, Nebraska GO, 2.15%, 09/15/23	216,062
220,000	City of Blair NE, Nebraska GO, 2.30%, 09/15/24	221,628
345,000	City of Fremont NE Combined Utility System Revenue, Nebraska RB, 3.00%, 10/15/25	355,112
65,000	City of Grand Island NE Electric System Revenue, Nebraska RB, 5.00%, 08/15/27	75,756
275,000	City of Hastings NE Combined Utility Revenue, Nebraska RB, 4.50%, 10/15/21	275,657
300,000	City of Hastings NE Combined Utility Revenue, Nebraska RB, 4.50%, 10/15/26	300,567
260,000	City of La Vista NE, Nebraska GO, 1.00%, 05/01/21	259,615
55,000	City of Lincoln NE Electric System Revenue, Nebraska RB, 5.00%, 09/01/28	62,465
110,000	City of Lincoln NE Electric System Revenue, Nebraska RB, 5.00%, 09/01/28	125,034
250,000	City of Lincoln NE Electric System Revenue, Nebraska RB, 3.13%, 09/01/30	255,943
650,000	City of Lincoln NE, Nebraska GO, 3.00%, 05/15/20	669,662

Principal Amount	Security Description	Value

$210,000	City of Lincoln NE, Nebraska RB, 2.00%, 04/01/18	$210,170
515,000	City of Lincoln NE, Nebraska RB, 2.50%, 04/01/20	519,712
700,000	City of Lincoln NE, Nebraska RB, 4.50%, 08/15/22	749,973
480,000	City of Lincoln NE, Nebraska RB, 4.00%, 08/15/26	515,539
500,000	City of Lincoln NE, Nebraska RB, 3.55%, 04/01/27	518,550
58,000	City of Ogallala NE, Nebraska Certificate of Participation, 1.15%, 10/15/19	57,281
200,000	City of Omaha NE Sewer Revenue, Nebraska RB, 5.00%, 04/01/24	236,338
575,000	City of Omaha NE, Nebraska GO, 5.25%, 04/01/20	621,075
75,000	City of Omaha NE, Nebraska GO, 4.38%, 06/01/22	75,886
200,000	City of Omaha NE, Nebraska GO, 4.38%, 06/01/22	202,370
400,000	City of Omaha NE, Nebraska GO, 5.75%, 10/15/28	413,276
190,000	City of Omaha NE, Nebraska RB, 5.00%, 02/01/26	214,039
500,000	City of Omaha NE, Series A, Nebraska GO, 6.50%, 12/01/30	708,945
200,000	City of Omaha NE, Series A, Nebraska GO, 5.00%, 05/01/33	236,218
500,000	City of Omaha NE, Series B, Nebraska GO, 4.00%, 04/15/20	526,790
470,000	City of Omaha NE, Series B, Nebraska GO, 4.00%, 04/15/22	513,856
105,000	City of Papillion NE Water Revenue, Nebraska RB, 1.80%, 10/01/20	105,305
105,000	City of Papillion NE Water Revenue, Nebraska RB, 2.05%, 10/01/21	105,591
550,000	County of Douglas NE, Nebraska RB, 5.60%, 07/01/25	602,310
120,000	County of Douglas NE, Nebraska RB, 3.60%, 10/01/27	120,055
250,000	County of Sarpy NE, Nebraska Certificate of Participation, 2.80%, 12/15/20	256,647
280,000	Crete Public Schools No. 2, Nebraska GO, 3.00%, 12/15/18	283,945
195,000	Douglas County Hospital Authority No. 1, Nebraska RB, 5.25%, 09/01/21	208,675
500,000	Douglas County Hospital Authority No. 2, Nebraska RB, 5.50%, 01/01/30	530,495
1,000,000	Douglas County Hospital Authority No. 2, Nebraska RB, 4.00%, 05/15/32	1,062,890

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2017 (Unaudited)

NEBRASKA TAX-FREE FUND

Principal Amount	Security Description	Value

$100,000	Douglas County Hospital Authority No. 2, Nebraska RB, 5.75%, 11/01/48	$103,456
690,000	Douglas County Hospital Authority No. 3, Nebraska RB, 5.75%, 11/01/48	714,136
750,000	Douglas County Public Facilities Corp., Nebraska RB, 2.00%, 05/01/24	749,550
85,000	Douglas County Sanitary & Improvement District No. 281, Nebraska GO, 1.70%, 02/15/20	85,025
585,000	Douglas County Sanitary & Improvement District No. 464, Nebraska GO, 3.65%, 03/15/33	585,234
260,000	Douglas County Sanitary & Improvement District No. 484, Nebraska GO, 3.00%, 08/15/29	252,517
65,000	Douglas County Sanitary & Improvement District No. 485, Nebraska GO, 2.65%, 10/01/20	65,005
155,000	Douglas County Sanitary & Improvement District No. 497, Nebraska GO, 2.75%, 11/15/25	155,023
165,000	Douglas County Sanitary & Improvement District No. 497, Nebraska GO, 3.65%, 11/15/32	165,040
105,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 3.85%, 03/15/33	101,701
295,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 3.90%, 03/15/34	284,997
210,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 3.95%, 03/15/35	202,358
190,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 4.00%, 03/15/36	182,847
250,000	Douglas County Sanitary & Improvement District No. 515, Nebraska GO, 3.75%, 12/15/32	250,023
95,000	Douglas County Sanitary & Improvement District No. 535, Nebraska GO, 2.55%, 10/15/20	95,146
115,000	Douglas County Sanitary & Improvement District No. 541, Nebraska GO, 2.95%, 07/15/24	116,149
100,000	Douglas County Sanitary & Improvement District No. 549, Nebraska GO, 3.05%, 05/15/29	98,578
85,000	Douglas County Sanitary & Improvement District No. 549, Nebraska GO, 3.10%, 05/15/30	83,793
750,000	Douglas County School District No. 59, Nebraska GO, 3.00%, 12/15/35	734,655

Principal Amount	Security Description	Value

$100,000	Elkhorn School District No. 10, Nebraska GO, 3.00%, 12/15/18	$101,409
700,000	Elkhorn School District No. 10, Nebraska GO, 5.00%, 01/15/30	781,270
665,000	Elkhorn School District No. 10, Nebraska GO, 4.00%, 12/15/34	713,179
1,430,000	Elkhorn School District No. 10, Nebraska GO, 4.00%, 12/15/35	1,526,496
250,000	Elkhorn School District No. 10, Series B, Nebraska GO, 4.00%, 01/15/32	267,675
68,000	Elm Creek Rural Fire Protection District No. 7, Nebraska GO, 1.40%, 10/15/20	67,999
385,000	Gering School District No. 16, Nebraska GO, 5.00%, 12/01/23	434,365
185,000	Grand Island Public Schools No. 2, Nebraska GO, 4.00%, 12/15/24	201,040
735,000	Gretna Public Schools No. 37, Nebraska GO, 4.00%, 12/15/24	819,826
265,000	Gretna Public Schools No. 37, Nebraska GO, 4.00%, 12/15/25	298,379
400,000	Knox County School District No. 501, Nebraska GO, 2.00%, 12/15/19	392,020
1,300,000	Lancaster County Correctional Facility Joint Public Agency, Nebraska GO, 5.00%, 12/01/21	1,341,847
140,000	Lancaster County Correctional Facility Joint Public Agency, Nebraska GO, 5.00%, 12/01/22	144,507
900,000	Lancaster County Correctional Facility Joint Public Agency, Nebraska GO, 5.00%, 12/01/27	1,128,762
750,000	Lancaster County School District No. 1, Nebraska GO, 4.00%, 01/15/26	856,102
200,000	Lincoln County Hospital Authority No. 1, Nebraska RB, 5.00%, 11/01/25	220,614
500,000	Lincoln County Hospital Authority No. 1, Nebraska RB, 5.00%, 11/01/32	543,380
500,000	Lincoln-Lancaster County Public Building Commission, Nebraska RB, 3.00%, 12/01/26	530,555
1,000,000	Loup River Public Power District, Nebraska RB, 2.00%, 12/01/26	966,980
415,000	Metropolitan Community College Area, Nebraska Certificate of Participation, 4.00%, 03/01/20	434,891
500,000	Metropolitan Community College Area, Nebraska Certificate of Participation, 3.00%, 03/01/26	523,240
1,000,000	Metropolitan Utilities District of Omaha, Nebraska RB, 5.00%, 12/01/21	1,121,520

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2017 (Unaudited)

NEBRASKA TAX-FREE FUND

Principal Amount	Security Description	Value

$180,000	Mid-Plains Community College Area Facilities Corp., Series B, Nebraska RB, 3.00%, 10/15/25	$183,253
210,000	Municipal Energy Agency of Nebraska, Series A, Nebraska RB, 5.00%, 04/01/25	241,212
200,000	Municipal Energy Agency of Nebraska, Series A, Nebraska RB, 5.00%, 04/01/26	223,946
540,000	Municipal Energy Agency of Nebraska, Series A, Nebraska RB, 5.00%, 04/01/27	603,023
1,475,000	Municipal Energy Agency of Nebraska, Series A, Nebraska RB, 5.00%, 04/01/30	1,637,648
140,000	Municipal Energy Agency of Nebraska, Series A, Nebraska RB, 5.00%, 04/01/31	155,197
250,000	Municipal Energy Agency of Nebraska, Series A, Nebraska RB, 5.38%, 04/01/39	261,640
540,000	Nebraska Investment Finance Authority, Nebraska RB, 1.40%, 09/01/20	535,264
445,000	Nebraska Investment Finance Authority, Nebraska RB, 1.50%, 03/01/21	440,078
175,000	Nebraska Investment Finance Authority, Series A, Nebraska RB, 2.35%, 09/01/24	176,439
150,000	Nebraska Public Power District, Series A, Nebraska RB, 5.00%, 01/01/26	167,744
200,000	Nebraska Public Power District, Series A, Nebraska RB, 5.00%, 01/01/27	223,658
600,000	Nebraska Public Power District, Series A, Nebraska RB, 5.00%, 01/01/29	669,750
1,050,000	Nebraska Public Power District, Series A, Nebraska RB, 5.00%, 01/01/32	1,162,255
540,000	Nebraska Public Power District, Series A, Nebraska RB, 5.00%, 01/01/34	595,339
1,995,000	Nebraska Public Power District, Series C, Nebraska RB, 5.00%, 01/01/31	2,174,191
1,000,000	Nebraska State College Facilities Corp., Nebraska RB, 5.00%, 07/15/26	1,211,560
315,000	Nebraska State Colleges, Series A, Nebraska RB, 3.00%, 07/01/25	315,076
435,000	Omaha Airport Authority, Nebraska RB, 3.75%, 01/01/19	444,757
805,000	Omaha Public Facilities Corp., Nebraska RB, 5.00%, 06/01/26	843,374
285,000	Omaha Public Facilities Corp., Series A, Nebraska RB, 5.00%, 06/01/20	307,261
700,000	Omaha Public Facilities Corp., Series A, Nebraska RB, 5.00%, 06/01/21	775,005

Principal Amount	Security Description	Value

$1,000,000	Omaha Public Facilities Corp., Series A, Nebraska RB, 4.00%, 06/01/28	$1,113,940
100,000	Omaha Public Power District, Nebraska City Station Unit 2, Series A, Nebraska RB, 5.30%, 02/01/26	100,301
500,000	Omaha Public Power District, Nebraska City Station Unit 2, Series A, Nebraska RB, 5.35%, 02/01/27	501,525
190,000	Omaha Public Power District, Series A, Nebraska RB, 4.65%, 02/01/28	196,394
205,000	Omaha Public Power District, Series A, Nebraska RB, 4.00%, 02/01/31	219,479
200,000	Omaha Public Power District, Series A, Nebraska RB, 4.00%, 02/01/34	212,118
1,170,000	Omaha Public Power District, Series B, Nebraska RB, 5.00%, 02/01/29	1,284,917
500,000	Omaha Public Power District, Series C, Nebraska RB, 5.00%, 02/01/29	546,430
1,435,000	Omaha Public Power District, Series C, Nebraska RB, 5.00%, 02/01/30	1,568,713
650,000	Omaha School District No. 1, Nebraska GO, 4.00%, 12/15/22	684,099
180,000	Omaha School District No. 1, Nebraska GO, 3.00%, 12/15/32	181,350
620,000	Omaha School District No. 1, Nebraska GO, 3.13%, 12/15/33	627,936
1,500,000	Omaha School District No. 1, Nebraska GO, 4.00%, 12/15/39	1,611,960
590,000	Omaha-Douglas Public Building Commission, Nebraska GO, 4.50%, 05/01/22	595,829
245,000	Omaha-Douglas Public Building Commission, Nebraska GO, 4.50%, 05/01/23	247,403
235,000	Papillion-La Vista School District No. 27, Nebraska GO, 5.00%, 12/01/23	242,457
400,000	Papillion-La Vista School District No. 27, Series A, Nebraska GO, 1.75%, 12/01/22	400,324
125,000	Platte County School District No. 1, Columbus Public Schools, Nebraska GO, 5.00%, 12/15/26	148,168
280,000	Platte County School District No. 1, Columbus Public Schools, Nebraska GO, 5.00%, 12/15/28	329,479
175,000	Sarpy County Sanitary & Improvement District No. 68, Nebraska GO, 2.75%, 12/15/23	175,130
60,000	Sarpy County Sanitary & Improvement District No. 97, Nebraska GO, 2.35%, 02/15/18	60,005
65,000	Sarpy County Sanitary & Improvement District No. 191, Nebraska GO, 2.45%, 10/15/22	65,006

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2017 (Unaudited)

NEBRASKA TAX-FREE FUND

Principal Amount	Security Description	Value

$160,000	Sarpy County Sanitary & Improvement District No. 191, Nebraska GO, 3.55%, 10/15/32	$160,035
100,000	Sarpy County Sanitary & Improvement District No. 242, Nebraska GO, 3.00%, 03/15/27	101,083
490,000	Sarpy County Sanitary & Improvement District No. 257, Nebraska GO, 3.75%, 04/15/31	490,054
245,000	Sarpy County Sanitary & Improvement District No. 261, Nebraska GO, 3.35%, 04/15/26	245,309
475,000	Sarpy County Sanitary & Improvement District No. 261, Nebraska GO, 3.80%, 04/15/33	475,494
120,000	Sarpy County Sanitary & Improvement District No. 279, Nebraska GO, 3.95%, 02/15/32	121,769
110,000	Sarpy County Sanitary & Improvement District No. 279, Nebraska GO, 5.15%, 02/15/34	111,159
600,000	Southern Public Power District, Nebraska RB, 5.00%, 12/15/22	619,554
200,000	State of Nebraska, Series A, Nebraska Certification of Participation, 1.40%, 03/15/20	197,196
200,000	State of Nebraska, Series A, Nebraska Certification of Participation, 1.60%, 03/15/21	197,476
745,000	University of Nebraska Facilities Corp., Nebraska RB, 2.00%, 07/15/19	749,269
160,000	University of Nebraska, Nebraska RB, 3.00%, 05/15/18	160,918
50,000	University of Nebraska, Series A, Nebraska RB, 4.25%, 07/01/21	51,367
85,000	University of Nebraska, Series A, Nebraska RB, 5.00%, 07/01/22	87,951
525,000	University of Nebraska, Series A, Nebraska RB, 5.00%, 07/01/22	534,177
400,000	University of Nebraska, Series A, Nebraska RB, 5.00%, 07/01/23	413,888
1,000,000	University of Nebraska, Series A, Nebraska RB, 4.00%, 07/01/31	1,105,290
350,000	University of Nebraska, Series B, Nebraska RB, 5.00%, 05/15/24	414,074
350,000	University of Nebraska, Series B, Nebraska RB, 5.00%, 05/15/25	421,050
1,000,000	Village of Boys Town NE, Nebraska RB, 3.00%, 09/01/28	1,044,610
100,000	West Haymarket Joint Public Agency, Nebraska GO, 5.00%, 12/15/22	112,351
200,000	West Haymarket Joint Public Agency, Nebraska GO, 5.00%, 12/15/26	223,808

Shares or Principal Amount	Security Description	Value

$105,000	West Haymarket Joint Public Agency, Nebraska GO, 4.00%, 12/15/28	$113,769
		64,695,598

North Dakota – 0.7%
500,000	City of Fargo ND, Series B, North Dakota GO, 3.00%, 05/01/34	492,985

Total Government Securities (Cost $65,977,355)	65,416,426

Short-Term Investments - 1.4%
Investment Company - 1.4%
961,252	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.18% (a)	961,252

Total Short-Term Investments (Cost $961,252)	961,252

Investments, at value - 99.2% (Cost $66,938,607)	66,377,678

Other Assets & Liabilities, Net – 0.8%	529,681
NET ASSETS – 100.0%	$66,907,359

(a)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2017.

GO	General Obligation
RB	Revenue Bond

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2017 (Unaudited)

BALANCED FUND

Shares	Security Description	Value

Common Stocks - 64.8%
Consumer Discretionary - 7.3%
23,700	Comcast Corp. - Class A	$949,185
11,700	NIKE, Inc. - Class B	731,835
1,750	O'Reilly Automotive, Inc. (a)	420,945
4,600	Royal Caribbean Cruises, Ltd.	548,688
12,600	Starbucks Corp.	723,618
6,800	The Home Depot, Inc.	1,288,804
340	The Priceline Group, Inc. (a)	590,832
1,690	Ulta Beauty, Inc. (a)	377,985

		5,631,892
Consumer Staples - 4.8%
9,500	Church & Dwight Co., Inc.	476,615
2,900	Constellation Brands, Inc. - Class A	662,853
4,100	Costco Wholesale Corp.	763,092
6,300	Dr. Pepper Snapple Group, Inc.	611,478
3,500	Ingredion, Inc.	489,300
13,180	Lamb Weston Holdings, Inc. - Class A	744,011

		3,747,349
Energy - 4.4%
4,400	Diamondback Energy, Inc. (a)	555,500
5,600	EOG Resources, Inc.	604,296
9,700	Exxon Mobil Corp.	811,308
6,500	Occidental Petroleum Corp.	478,790
4,400	Phillips 66	445,060
7,500	Schlumberger, Ltd.	505,425

		3,400,379
Financials - 10.2%
9,050	BankUnited, Inc.	368,516
1,170	BlackRock, Inc.	601,041
4,800	Chubb, Ltd.	701,424
5,300	CME Group, Inc.	774,065
11,400	First American Financial Corp.	638,856
37,400	Huntington Bancshares, Inc.	544,544
14,500	JPMorgan Chase & Co.	1,550,630
27,900	KeyCorp	562,743
14,200	Manulife Financial Corp.	296,212
7,100	Northern Trust Corp.	709,219
13,900	U.S. Bancorp, Series A	744,762
6,900	Wells Fargo & Co.	418,623

		7,910,635
Health Care - 8.1%
11,800	AMN Healthcare Services, Inc. (a)	581,150
9,200	Baxter International, Inc.	594,688
1,950	Biogen, Inc. (a)	621,212
20,300	Boston Scientific Corp. (a)	503,237
4,600	Celgene Corp. (a)	480,056
3,700	Centene Corp. (a)	373,256
4,400	Edwards Lifesciences Corp. (a)	495,924
8,200	Eli Lilly & Co.	692,572
3,400	Laboratory Corp. of America Holdings (a)	542,334
4,000	Thermo Fisher Scientific, Inc.	759,520

Shares	Security Description	Value

9,100	Zoetis, Inc.	$655,564

		6,299,513
Industrials - 7.7%
3,200	FedEx Corp.	798,528
9,950	Fortune Brands Home & Security, Inc.	680,978
10,900	HD Supply Holdings, Inc. (a)	436,327
13,500	KAR Auction Services, Inc.	681,885
9,100	MasTec, Inc. (a)	445,445
6,000	Quanta Services, Inc. (a)	234,660
2,250	Roper Technologies, Inc.	582,750
11,600	Southwest Airlines Co.	759,220
3,700	The Middleby Corp. (a)	499,315
9,500	The Timken Co.	466,925
4,700	Waste Management, Inc.	405,610

		5,991,643
Information Technology - 15.8%
7,500	Activision Blizzard, Inc.	474,900
4,250	Adobe Systems, Inc. (a)	744,770
1,653	Alphabet, Inc. - Class C (a)	1,729,699
13,600	Apple, Inc.	2,301,528
2,700	Broadcom, Ltd.	693,630
5,500	CDW Corp.	382,195
19,300	Cisco Systems, Inc.	739,190
6,950	Facebook, Inc. - Class A (a)	1,226,397
8,700	Finisar Corp. (a)	177,045
3,000	FleetCor Technologies, Inc. (a)	577,290
4,700	MasterCard, Inc. - Class A	711,392
6,200	Microchip Technology, Inc.	544,856
19,500	Microsoft Corp.	1,668,030
4,000	Western Digital Corp.	318,120

		12,289,042
Materials - 2.2%
9,700	Berry Global Group, Inc. (a)	569,099
6,800	FMC Corp.	643,688
2,300	Martin Marietta Materials, Inc.	508,392

		1,721,179
Real Estate - 1.6%
5,300	American Tower Corp. REIT	756,151
2,016	Digital Realty Trust, Inc. REIT	229,622
6,600	Education Realty Trust, Inc. REIT	230,472

		1,216,245
Telecommunication Services - 0.9%
12,700	Verizon Communications, Inc.	672,211

Utilities - 1.8%
5,500	NextEra Energy, Inc.	859,045
6,700	Southwest Gas Holdings, Inc.	539,216

		1,398,261

Total Common Stocks (Cost $34,304,159)	50,278,349

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2017 (Unaudited)

BALANCED FUND

Principal Amount	Security Description	Value

Non-U.S. Government Agency Asset-Backed Securities - 4.7%
Asset Backed Securities - 2.0%
$365,000	BA Credit Card Trust, 1.36%, 09/15/20	$364,606
380,000	Cabela's Credit Card Master Note Trust, 2.71%, 02/17/26 (b)	381,977
145,000	Eaton Vance CLO, Ltd., 2.56% (USD 3 Month LIBOR +1.20%), 07/15/26 (b)(c)	145,163
170,000	Magnetite IX CLO, Ltd., 2.37% (USD 3 Month LIBOR +1.00%), 07/25/26 (b)(c)	170,391
191,023	Preferred Term Securities XII, Ltd./Preferred Term Securities XII, Inc., 2.30% (USD 3 Month LIBOR +0.70%), 12/24/33 (b)(c)	176,696
267,429	SLM Student Loan Trust, 3.02% (USD 3 Month LIBOR +1.65%), 07/25/22 (c)	274,169

		1,513,002
Non-Agency Commercial Mortgage Backed Securities - 1.6%
375,000	American Tower Trust #1, 3.07%, 03/15/23 (b)	379,145
155,813	Bayview Commercial Asset Trust REMIC, 2.42% (USD 1 Month LIBOR +0.87%), 12/25/33 (b)(c)	149,356
265,000	FREMF Mortgage Trust REMIC, 4.16%, 09/25/44 (b)(d)	267,662
470,777	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 4.11%, 07/15/46 (b)	472,423

		1,268,586
Non-Agency Residential Mortgage Backed Securities - 1.1%
160,000	Bayview Financial Mortgage Pass-Through Trust REMIC, 2.96% (USD 1 Month LIBOR +1.40%), 04/28/39 (c)	159,640
13,260	Citicorp Residential Mortgage Trust REMIC, 5.37%, 07/25/36 (e)	13,247
64,084	Citicorp Residential Mortgage Trust REMIC, 5.53%, 09/25/36 (e)	64,453
63,389	Citigroup Mortgage Loan Trust REMIC, 4.00%, 01/25/35 (b)(d)	65,988
3,422	Conseco Financial Corp., 7.30%, 09/15/26 (d)	3,426
297,828	GSAMP Trust REMIC, 2.05% (USD 1 Month LIBOR +0.50%), 05/25/36 (b)(c)	293,922
66,167	Lehman ABS Manufactured Housing Contract Trust REMIC, 4.35%, 04/15/40	66,789
98,806	New Residential Mortgage Loan Trust, 3.75%, 08/25/55 (b)(d)	101,192

Principal Amount	Security Description	Value

$96,358	Towd Point Mortgage Trust REMIC, 3.50%, 02/25/55 (b)(d)	$97,746

866,403

Total Non-U.S. Government Agency Asset-Backed Securities (Cost $3,654,974)	3,647,991

Corporate Bonds - 11.7%
Consumer Discretionary - 1.1%
330,000	CBS Corp., 4.00%, 01/15/26	337,172
100,000	Hanesbrands, Inc., 4.63%, 05/15/24 (b)	102,000
210,000	Newell Brands, Inc., 4.20%, 04/01/26	219,271
215,000	Whirlpool Corp., 4.70%, 06/01/22	230,548

		888,991
Consumer Staples - 1.0%
285,000	Anheuser-Busch InBev Finance, Inc., 3.30%, 02/01/23	291,598
175,000	Church & Dwight Co., Inc., 2.88%, 10/01/22	175,183
310,000	PepsiCo., Inc., 2.85%, 02/24/26	307,454

		774,235
Energy - 0.7%
160,000	Anadarko Petroleum Corp., 3.45%, 07/15/24	159,304
155,000	ConocoPhillips Co., 2.88%, 11/15/21	156,785
205,000	EOG Resources, Inc., 4.15%, 01/15/26	218,128

		534,217
Financials - 5.3%
200,000	American Honda Finance Corp., 1.60%, 02/16/18 (b)	199,889
380,000	Bank of America Corp., MTN, 4.13%, 01/22/24	404,071
315,000	CBRE Services, Inc., 5.00%, 03/15/23	323,921
145,000	Citigroup, Inc., 2.55%, 04/08/19	145,500
145,000	Citigroup, Inc., 3.89% (USD 3 Month LIBOR +1.56%), 01/10/28 (c)	150,045
395,000	CME Group, Inc., 3.00%, 03/15/25	399,402
250,000	JPMorgan Chase & Co., Series 1, 7.90% (USD 3 Month LIBOR +3.47%), (callable at 100 beginning 04/30/18) (c)(f)	253,125
425,000	Metropolitan Life Global Funding I, 2.30%, 04/10/19 (b)	425,556
260,000	Morgan Stanley, GMTN, 3.75%, 02/25/23	269,416
290,000	Prudential Financial, Inc., MTN, Series D, 7.38%, 06/15/19	311,386
250,000	Regions Bank/Birmingham AL, BKNT, 7.50%, 05/15/18	255,006
265,000	The Goldman Sachs Group, Inc., 3.00%, 04/26/22	266,013
345,000	The Hartford Financial Services Group, Inc., 5.50%, 03/30/20	367,684

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2017 (Unaudited)

BALANCED FUND

Principal Amount	Security Description	Value

$130,000	U.S. Bancorp, Series J, 5.30% (USD 3 Month LIBOR +2.91%), (callable at 100 beginning 04/15/27) (c)(f)	$140,732
210,000	Wells Fargo & Co., Series K, 7.98% (USD 3 Month LIBOR +3.77%), (callable at 100 beginning 03/15/18) (c)(f)	213,402

		4,125,148
Health Care - 0.2%
132,000	Becton Dickinson and Co., 3.73%, 12/15/24	135,165

Industrials - 0.9%
285,000	Burlington Northern Santa Fe, LLC, 3.75%, 04/01/24	301,613
150,000	Roper Technologies, Inc., 2.80%, 12/15/21	150,247
275,000	Textron, Inc., 3.65%, 03/01/21	282,935

		734,795
Information Technology - 1.2%
240,000	eBay, Inc., 3.60%, 06/05/27	237,837
350,000	Oracle Corp., 3.40%, 07/08/24	362,848
330,000	QUALCOMM, Inc., 3.45%, 05/20/25	330,673

		931,358
Materials - 0.5%
401,000	The Mosaic Co., 4.25%, 11/15/23	415,178

Telecommunication Services - 0.8%
348,000	AT&T, Inc., 4.30%, 02/15/30 (b)	347,920
220,000	Verizon Communications, Inc., 5.15%, 09/15/23	244,744

		592,664

Total Corporate Bonds (Cost $9,033,914)	9,131,751

Government & Agency Obligations - 15.6%
GOVERNMENT SECURITIES - 15.1%
Municipals - 1.3%
350,000	California State University, California RB, 5.45%, 11/01/22	396,154
250,000	City of Industry CA, California RB, 7.00%, 01/01/21	273,590
200,000	Santa Monica Community College District, Series A1-B, California GO, 5.73%, 08/01/24	215,616
100,000	Vista Community Development Commission, California Tax Allocation Bond, 7.61%, 09/01/21	112,561

		997,921

Treasury Inflation Index Securities – 0.9%
664,176	U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/22 (g)	662,335

Shares or Principal Amount	Security Description	Value

U.S. Treasury Securities – 12.9%
$2,135,000	U.S. Treasury Note, 2.00%, 02/28/21	$2,133,593
3,770,000	U.S. Treasury Note, 1.63%, 11/15/22	3,673,488
4,275,000	U.S. Treasury Note, 2.13%, 05/15/25	4,208,629

		10,015,710

Total Government Securities (Cost $11,625,198)	11,675,966

U.S. GOVERNMENT MORTGAGE BACKED-SECURITIES - 0.5%
Federal Home Loan Mortgage Corp. - 0.2%
184,895	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/40	192,476

Federal National Mortgage Association - 0.3%
98,515	Federal National Mortgage Association, 3.50%, 12/01/26	101,725
125,363	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	124,438

		226,163

Total U.S. Government Mortgage Backed-Securities (Cost $425,517)	418,639

Total Government & Agency Obligations (Cost $12,050,715)	12,094,605

Short-Term Investments - 2.6%
Investment Company - 2.6%
2,028,383	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.18% (h)	2,028,383

Total Short-Term Investments (Cost $2,028,383)	2,028,383

Investments, at value - 99.4% (Cost $61,072,145)	77,181,079

Other assets in excess of liabilities – 0.6%	437,063
NET ASSETS – 100.0%	$77,618,142

(a)	Non-income producing security.
(b)
144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures adopted by Tributary Funds' Board of Directors. As of December 31, 2017, the aggregate value of these liquid securities was $3,777,026 or 4.9% of net assets.

(c)	Floating rate security. Rate presented is as of December 31, 2017.
(d)	Adjustable or variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate presented is as of December 31, 2017.
(e)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December 31, 2017.
(f)	Perpetual maturity security.
(g)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(h)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2017.

ABS	Asset Backed Security
BKNT	Bank Note
CLO	Collateralized Loan Obligation
GMTN	Global Medium Term Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MTN	Medium Term Note
PLC	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMIC	Real Estate Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2017 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value

Common Stocks - 97.6%
Consumer Discretionary - 16.5%
18,100	Carter's, Inc.	$2,126,569
16,400	Dick's Sporting Goods, Inc.	471,336
20,200	DR Horton, Inc.	1,031,614
5,400	Expedia, Inc.	646,758
30,200	Five Below, Inc. (a)	2,002,864
7,000	Grand Canyon Education, Inc. (a)	626,710
16,100	Lions Gate Entertainment Corp. - Class A (a)	544,341
70,200	Lions Gate Entertainment Corp. - Class B (a)	2,228,148
4,600	Newell Brands, Inc.	142,140
5,100	O'Reilly Automotive, Inc. (a)	1,226,754
32,800	Restaurant Brands International, Inc.	2,016,544
28,400	Ross Stores, Inc.	2,279,100
9,900	Royal Caribbean Cruises, Ltd.	1,180,872
5,500	The Madison Square Garden Co. - Class A (a)	1,159,675
4,700	Ulta Beauty, Inc. (a)	1,051,202
15,100	Visteon Corp. (a)	1,889,614
34,200	Yum China Holdings, Inc.	1,368,684

		21,992,925
Consumer Staples - 3.8%
22,900	Church & Dwight Co., Inc.	1,148,893
29,100	Lamb Weston Holdings, Inc.	1,642,695
14,100	Post Holdings, Inc. (a)	1,117,143
10,600	Spectrum Brands Holdings, Inc.	1,191,440

		5,100,171
Energy - 2.2%
10,400	Concho Resources, Inc. (a)	1,562,288
23,300	EQT Corp.	1,326,236

		2,888,524
Financials - 6.9%
46,600	E*TRADE Financial Corp. (a)	2,309,962
6,500	FactSet Research Systems, Inc.	1,252,940
15,800	First American Financial Corp.	885,432
101,100	KeyCorp	2,039,187
17,500	Northern Trust Corp.	1,748,075
35,000	OneMain Holdings, Inc. (a)	909,650

		9,145,246
Health Care - 13.1%
106,400	Allscripts Healthcare Solutions, Inc. (a)	1,548,120
13,900	Bio-Techne Corp.	1,800,745
16,430	Centene Corp. (a)	1,657,458
12,000	Edwards Lifesciences Corp. (a)	1,352,520
87,400	Inovalon Holdings, Inc. - Class A (a)	1,311,000
22,920	Insulet Corp. (a)	1,581,480
20,000	PerkinElmer, Inc.	1,462,400
17,400	Seattle Genetics, Inc. (a)	930,900
8,240	Teleflex, Inc.	2,050,277
5,600	The Cooper Cos., Inc.	1,220,128

Shares	Security Description	Value

34,400	Zoetis, Inc.	$2,478,176

		17,393,204
Industrials - 17.6%
16,694	Dover Corp.	1,685,927
18,500	Fortune Brands Home & Security, Inc.	1,266,140
17,200	Hyster-Yale Materials Handling, Inc.	1,464,752
23,000	ITT, Inc.	1,227,510
37,200	KAR Auction Services, Inc.	1,878,972
45,200	MasTec, Inc. (a)	2,212,540
13,700	Old Dominion Freight Line, Inc.	1,802,235
4,400	Orbital ATK, Inc.	578,600
23,000	Oshkosh Corp.	2,090,470
72,300	Quanta Services, Inc. (a)	2,827,653
4,500	Rockwell Collins, Inc.	610,290
7,100	Roper Technologies, Inc.	1,838,900
5,200	The Middleby Corp. (a)	701,740
30,400	The Timken Co.	1,494,160
19,200	XPO Logistics, Inc. (a)	1,758,528

		23,438,417
Information Technology - 27.0%
24,500	Akamai Technologies, Inc. (a)	1,593,480
24,040	Analog Devices, Inc.	2,140,281
15,900	Broadridge Financial Solutions, Inc.	1,440,222
24,500	Cavium, Inc. (a)	2,053,835
25,600	CDK Global, Inc.	1,824,768
29,500	CDW Corp.	2,049,955
17,600	Citrix Systems, Inc. (a)	1,548,800
20,950	DXC Technology Co.	1,988,155
122,300	First Data Corp. - Class A (a)	2,043,633
14,300	Fiserv, Inc. (a)	1,875,159
12,240	FleetCor Technologies, Inc. (a)	2,355,343
42,600	Fortinet, Inc. (a)	1,861,194
16,800	IAC/InterActiveCorp. (a)	2,054,304
18,300	Infinera Corp. (a)	115,839
5,600	Jack Henry & Associates, Inc.	654,976
8,500	Lam Research Corp.	1,564,595
17,900	Microchip Technology, Inc.	1,573,052
23,200	Paychex, Inc.	1,579,456
86,600	Pure Storage, Inc. - Class A (a)	1,373,476
10,060	ServiceNow, Inc. (a)	1,311,724
66,500	TiVo Corp.	1,037,400
27,400	Twilio, Inc. - Class A (a)	646,640
15,300	Western Digital Corp.	1,216,809

		35,903,096
Materials - 5.9%
25,500	Berry Global Group, Inc. (a)	1,496,085
19,100	FMC Corp.	1,808,006
115,100	Graphic Packaging Holding Co.	1,778,295
7,200	Martin Marietta Materials, Inc.	1,591,488
118,800	Platform Specialty Products Corp. (a)	1,178,496

		7,852,370
Real Estate - 3.9%
55,200	American Homes 4 Rent - Class A REIT	1,205,568

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2017 (Unaudited)

GROWTH OPPORTUNITIES FUND
Shares	Security Description	Value

31,360	CBRE Group, Inc. - Class A (a)	$1,358,202
12,515	Digital Realty Trust, Inc. REIT	1,425,458
67,200	Physicians Realty Trust REIT	1,208,928

		5,198,156
Utilities - 0.7%
11,600	Southwest Gas Holdings, Inc.	933,568

Total Common Stocks (Cost $90,120,126)	129,845,677

Short-Term Investments - 2.4%
Investment Company - 2.4%
3,097,770	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.18% (b)	3,097,770

Total Short-Term Investments (Cost $3,097,770)	3,097,770

Investments, at value - 100.0% (Cost $93,217,896)	132,943,447

Other assets in excess of liabilities – 0.0%	55,982
NET ASSETS – 100.0%	$132,999,429

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2017.

REIT	Real Estate Investment Trust

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2017 (Unaudited)

SMALL COMPANY FUND

Shares	Security Description	Value

Common Stocks - 97.7%
Consumer Discretionary - 11.0%
605,000	Bojangles', Inc. (a)	$7,139,000
145,400	Dave & Buster's Entertainment, Inc. (a)	8,021,718
167,300	Dorman Products, Inc. (a)	10,228,722
150,700	Five Below, Inc. (a)	9,994,424
243,200	ILG, Inc.	6,926,336
674,500	J. Jill, Inc. (a)	5,261,100
386,900	MSG Networks, Inc. - Class A (a)	7,834,725
161,400	Nexstar Media Group, Inc. - Class A	12,621,480
174,800	Sturm Ruger & Co., Inc.	9,762,580

		77,790,085
Energy - 4.5%
1,031,500	Callon Petroleum Co. (a)	12,532,725
344,700	Matador Resources Co. (a)	10,730,511
159,300	PDC Energy, Inc. (a)	8,210,322

		31,473,558
Financials - 20.6%
152,800	Argo Group International Holdings, Ltd.	9,420,120
219,700	Columbia Banking System, Inc.	9,543,768
223,900	Great Western Bancorp, Inc.	8,911,220
324,900	MB Financial, Inc.	14,464,548
205,200	Mercantile Bank Corp.	7,257,924
704,400	Old National Bancorp	12,291,780
309,400	Selective Insurance Group, Inc.	18,161,780
310,000	Southside Bancshares, Inc.	10,440,800
268,300	Stifel Financial Corp.	15,979,948
153,900	UMB Financial Corp.	11,068,488
300,900	Union Bankshares Corp.	10,883,553
500,600	United Bankshares, Inc.	17,395,850

		145,819,779
Health Care - 11.6%
171,000	Almost Family, Inc. (a)	9,464,850
368,800	AMN Healthcare Services, Inc. (a)	18,163,400
122,900	Analogic Corp.	10,292,875
161,900	Cambrex Corp. (a)	7,771,200
227,500	Genomic Health, Inc. (a)	7,780,500
257,600	Integra LifeSciences Holdings Corp. (a)	12,328,736
91,400	Masimo Corp. (a)	7,750,720
170,000	Omnicell, Inc. (a)	8,245,000

		81,797,281
Industrials - 16.9%
86,600	American Woodmark Corp. (a)	11,279,650
211,600	Barnes Group, Inc.	13,387,932
253,300	Forward Air Corp.	14,549,552
253,900	Franklin Electric Co., Inc.	11,654,010
249,000	Granite Construction, Inc.	15,794,070
539,200	Kforce, Inc.	13,614,800
182,800	Multi-Color Corp.	13,682,580
741,300	Navigant Consulting, Inc. (a)	14,388,633
231,400	Tetra Tech, Inc.	11,141,910

		119,493,137

Shares	Security Description	Value

Information Technology - 18.1%
184,400	Ambarella, Inc. (a)	$10,833,500
156,100	Anixter International, Inc. (a)	11,863,600
98,300	CACI International, Inc. - Class A (a)	13,010,005
552,600	CalAmp Corp. (a)	11,842,218
213,200	ExlService Holdings, Inc. (a)	12,866,620
71,100	Littelfuse, Inc.	14,065,002
223,900	Methode Electronics, Inc.	8,978,390
150,700	Microsemi Corp. (a)	7,783,655
214,800	MTS Systems Corp.	11,534,760
267,200	PC Connection, Inc. (a)	7,003,312
164,600	Silicon Motion Technology Corp., ADR	8,717,216
294,500	Sykes Enterprises, Inc. (a)	9,262,025

		127,760,303
Materials - 6.2%
335,100	A Schulman, Inc.	12,482,475
129,900	Balchem Corp.	10,469,940
180,100	Carpenter Technology Corp.	9,183,299
164,600	Sensient Technologies Corp.	12,040,490

		44,176,204
Real Estate - 6.7%
582,000	Easterly Government Properties, Inc. REIT	12,419,880
343,600	Education Realty Trust, Inc. REIT	11,998,512
236,200	LTC Properties, Inc. REIT	10,286,510
387,500	Marcus & Millichap, Inc. (a)	12,636,375

		47,341,277
Utilities - 2.1%
163,500	IDACORP, Inc.	14,937,360

Total Common Stocks (Cost $553,494,595)	690,588,984

Short-Term Investments - 2.2%
Investment Company - 2.2%
15,478,652	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.18% (b)	15,478,652

Total Short-Term Investments (Cost $15,478,652)	15,478,652

Investments, at value - 99.9% (Cost $568,973,247)	706,067,636

Other assets in excess of liabilities – 0.1%	1,015,299
NET ASSETS – 100.0%	$707,082,935

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditiions. Rate was the quoted yield as of December 31, 2017.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2017 (Unaudited)

1. Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies". The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation
The net asset value ("NAV") per share of each Fund is determined each business day as of the close of the New York Stock Exchange ("NYSE"), which is normally 4 p.m. Eastern Time. In valuing a Fund's assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in investment companies are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate fair value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price.

Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Company's Fair Value Committee ("Fair Value Committee") pursuant to procedures established by the Company's Board of Directors ("Board"). Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Fair Value Committee's own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to: type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.

Under the Company's pricing and valuation procedures, the Board has delegated the daily operational oversight of the securities valuation function to the Fair Value Committee, which consists of representatives from the Funds' Adviser, Sub-Adviser, and the Treasurer, who serves on the committee as a non-voting member. The Fair Value Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Fair Value Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Fair Valuation Committee's determinations are subject to review by the Funds' Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy. The basis of the tiers is dependent upon various "inputs" used to determine the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

Level 1 – includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2017 (Unaudited)

Level 2 – includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 – includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair Value Committee's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security's underlying index, or comparable securities' models. Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.

To assess the continuing appropriateness of security valuations, the co-administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the co-administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To substantiate Level 3 unobservable inputs, the adviser and co-administrator use a variety of techniques as appropriate, including, transaction backtesting or disposition analysis and review of related market activity.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value each Fund's investments as of December 31, 2017, by category:

	LEVEL 1 – Quoted Prices	LEVEL 2 – Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Short-Intermediate Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$-	$49,358,846	$-	$49,358,846
Corporate Bonds	-	44,791,413	-	44,791,413
Government & Agency Obligations	-	56,606,146	-	56,606,146
Preferred Stocks	481,250	-	-	481,250
Short-Term Investments	3,401,842	-	-	3,401,842
Total	$3,883,092	$150,756,405	$-	$154,639,497

Income Fund
Non-U.S. Government Agency Asset-Backed Securities	$-	$50,033,600	$-	$50,033,600
Corporate Bonds	-	58,603,430	-	58,603,430
Government & Agency Obligations	-	85,029,370	-	85,029,370
Investment Company	1,461,170	-	-	1,461,170
Short-Term Investments	2,258,086	-	-	2,258,086
Total	$3,719,256	$193,666,400	$-	$197,385,656

Nebraska Tax-Free Fund
Government & Agency Obligations	$-	$65,416,426	$-	$65,416,426
Short-Term Investments	961,252	-	-	961,252
Total	$961,252	$65,416,426	$-	$66,377,678

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2017 (Unaudited)

	LEVEL 1 – Quoted Prices	LEVEL 2 – Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Balanced Fund
Common Stocks	$50,278,349	$-	$-	$50,278,349
Non-U.S. Government Agency Asset-Backed Securities	-	3,647,991	-	3,647,991
Corporate Bonds	-	9,131,751	-	9,131,751
Government & Agency Obligations	-	12,094,605	-	12,094,605
Short-Term Investments	2,028,383	-	-	2,028,383
Total	$52,306,732	$24,874,347	$-	$77,181,079

Growth Opportunities Fund
Common Stocks	$129,845,677	$-	$-	$129,845,677
Short-Term Investments	3,097,770	-	-	3,097,770
Total	$132,943,447	$-	$-	$132,943,447

Small Company Fund
Common Stocks	$690,588,984	$-	$-	$690,588,984
Short-Term Investments	15,478,652	-	-	15,478,652
Total	$706,067,636	$-	$-	$706,067,636

The Funds recognize transfers between levels as of the beginning of the period.  There were no transfers into or out of Level 1, 2 or 3 during the period ended December 31, 2017. There were no Level 3 securities held by the Funds for the period ended December 31, 2017.

Security Transactions, Investment Income and Foreign Taxes
Securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country's tax rules and rates.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.

Item 2.  Controls and Procedures.
(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tributary Funds, Inc.

By	/s/ Karen Shaw
Karen Shaw
Treasurer

Date	2/15/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Wade
Stephen C. Wade
President

Date	2/15/18

By	/s/ Karen Shaw
Karen Shaw
Treasurer

Date	2/15/18